Expense Example, No Redemption - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Growth Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	152	475	822	1,800	126	400	694	1,531	101	315	547	1,213	86	270	470	1,048	76	237	411	918